Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Common Share	The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2022, 2021 and 2020, respectively:
	For the Years Ended December 31,
	2022	2021	2020
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(351,947)	$371,091	$(1,692,654)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,851	25,287,851	25,287,851

(Loss) Earnings per share
Net (loss) income per share from continuing operations – Basic and Diluted	$(0.01)	$0.01	$(0.07)